Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 649,916	$ 410,683
Marketable securities	1,805,278	1,558,987
Trade and other receivables, net	90,529	41,347
Merchant cash advances and loans receivable, net	150,172	91,873
Other current assets	48,833	26,192
Total current assets	2,744,728	2,129,082
Long-term assets
Property and equipment, net	111,398	61,612
Intangible assets, net	167,282	26,072
Right-of-use assets	134,774
Deferred tax assets	19,432	0
Goodwill	311,865	38,019
Total long term assets	744,751	125,703
Total assets	3,489,479	2,254,785
Current liabilities
Accounts payable and accrued liabilities	181,193	96,956
Income taxes payable	69,432	0
Deferred revenue	56,691	39,180
Lease liabilities	9,066	2,552
Total current liabilities	316,382	138,688
Long-term liabilities
Deferred revenue	5,969	1,881
Lease liabilities	142,641	22,316
Deferred tax liabilities	8,753	1,132
Total long term liabilities	157,363	25,329
Commitments and contingencies
Shareholders’ equity
Common stock, unlimited Class A subordinate voting shares authorized, 104,518,173 and 98,081,889 issued and outstanding; unlimited Class B multiple voting shares authorized, 11,910,802 and 12,310,800 issued and outstanding	3,256,284	2,215,936
Additional paid-in capital	62,628	74,805
Accumulated other comprehensive income (loss)	1,046	(12,216)
Accumulated deficit	(304,224)	(187,757)
Total shareholders’ equity	3,015,734	2,090,768
Total liabilities and shareholders’ equity	$ 3,489,479	$ 2,254,785